CTIVP® – T. Rowe Price Large Cap Value Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 3.3%
Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	385,800	16,188,168
Entertainment 0.4%
Walt Disney Co. (The)	65,765	8,047,005
Media 2.0%
News Corp., Class A	1,430,798	37,458,292
Total Communication Services		61,693,465
Consumer Discretionary 1.3%
Broadline Retail 0.5%
Kohl’s Corp.	308,455	8,991,463
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	294,213	15,210,812
Total Consumer Discretionary		24,202,275
Consumer Staples 9.9%
Beverages 0.7%
Coca-Cola Co. (The)	214,375	13,115,462
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	569,086	34,241,905
Food Products 2.1%
ConAgra Foods, Inc.	847,805	25,128,940
Tyson Foods, Inc., Class A	235,000	13,801,550
Total		38,930,490
Household Products 2.5%
Colgate-Palmolive Co.	307,647	27,703,612
Kimberly-Clark Corp.	149,935	19,394,092
Total		47,097,704
Personal Care Products 1.3%
Kenvue, Inc.	1,086,780	23,322,299
Tobacco 1.5%
Philip Morris International, Inc.	297,322	27,240,642
Total Consumer Staples		183,948,502
Energy 9.0%
Energy Equipment & Services 0.7%
Baker Hughes Co.	400,823	13,427,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 8.3%
ConocoPhillips Co.	144,221	18,356,449
EOG Resources, Inc.	100,000	12,784,000
EQT Corp.	430,000	15,940,100
Exxon Mobil Corp.	277,677	32,277,174
Suncor Energy, Inc.	511,000	18,861,010
TotalEnergies SE, ADR	644,226	44,342,076
Williams Companies, Inc. (The)	313,000	12,197,610
Total		154,758,419
Total Energy		168,185,989
Financials 21.7%
Banks 9.8%
Bank of America Corp.	1,219,251	46,233,998
Citigroup, Inc.	286,443	18,114,655
Fifth Third Bancorp	623,746	23,209,589
Huntington Bancshares, Inc.	1,316,029	18,358,605
U.S. Bancorp	482,829	21,582,456
Wells Fargo & Co.	952,744	55,221,042
Total		182,720,345
Capital Markets 1.1%
Charles Schwab Corp. (The)	273,447	19,781,156
Financial Services 3.5%
Equitable Holdings, Inc.	621,001	23,604,248
Fiserv, Inc.(a)	267,429	42,740,503
Total		66,344,751
Insurance 7.3%
American International Group, Inc.	548,376	42,866,552
Chubb Ltd.	212,758	55,131,981
Hartford Financial Services Group, Inc. (The)	375,507	38,695,996
Total		136,694,529
Total Financials		405,540,781

CTIVP® – T. Rowe Price Large Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.2%
Health Care Equipment & Supplies 5.7%
Baxter International, Inc.	616,000	26,327,840
Becton Dickinson & Co.	107,200	26,526,640
Medtronic PLC	335,439	29,233,509
Zimmer Biomet Holdings, Inc.	184,972	24,412,604
Total		106,500,593
Health Care Providers & Services 4.8%
Cigna Group (The)	50,660	18,399,205
CVS Health Corp.	292,813	23,354,765
Elevance Health, Inc.	90,210	46,777,494
Total		88,531,464
Pharmaceuticals 5.7%
Bristol-Myers Squibb Co.	228,328	12,382,228
Elanco Animal Health, Inc.(a)	891,005	14,505,562
Johnson & Johnson	250,763	39,668,199
Merck & Co., Inc.	148,273	19,564,622
Pfizer, Inc.	451,731	12,535,535
Viatris, Inc.	659,000	7,868,460
Total		106,524,606
Total Health Care		301,556,663
Industrials 14.8%
Aerospace & Defense 3.1%
Boeing Co. (The)(a)	96,000	18,527,040
L3Harris Technologies, Inc.	181,309	38,636,948
Total		57,163,988
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	67,611	10,049,023
Ground Transportation 2.1%
Norfolk Southern Corp.	86,234	21,978,459
Union Pacific Corp.	68,803	16,920,722
Total		38,899,181
Industrial Conglomerates 5.3%
3M Co.	80,000	8,485,600
General Electric Co.	212,328	37,269,934
Honeywell International, Inc.	85,161	17,479,295
Siemens AG, ADR	372,161	35,463,222
Total		98,698,051
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.2%
Cummins, Inc.	96,188	28,341,794
Stanley Black & Decker, Inc.	313,680	30,718,683
Total		59,060,477
Passenger Airlines 0.6%
Southwest Airlines Co.	403,395	11,775,100
Total Industrials		275,645,820
Information Technology 12.0%
IT Services 0.5%
Accenture PLC, Class A	30,149	10,449,945
Semiconductors & Semiconductor Equipment 7.8%
Applied Materials, Inc.	45,512	9,385,940
Intel Corp.	567,196	25,053,047
Micron Technology, Inc.	266,097	31,370,176
QUALCOMM, Inc.	404,767	68,527,053
Texas Instruments, Inc.	64,653	11,263,199
Total		145,599,415
Software 1.1%
Microsoft Corp.	48,639	20,463,400
Technology Hardware, Storage & Peripherals 2.6%
Western Digital Corp.(a)	705,159	48,120,050
Total Information Technology		224,632,810
Materials 2.5%
Chemicals 1.6%
CF Industries Holdings, Inc.	216,127	17,983,928
RPM International, Inc.	107,635	12,803,183
Total		30,787,111
Containers & Packaging 0.9%
International Paper Co.	413,377	16,129,970
Total Materials		46,917,081
Real Estate 3.6%
Industrial REITs 0.3%
Rexford Industrial Realty, Inc.	97,000	4,879,100
Residential REITs 1.6%
AvalonBay Communities, Inc.	165,201	30,654,697
CTIVP® – T. Rowe Price Large Cap Value Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.7%
Weyerhaeuser Co.	896,723	32,201,323
Total Real Estate		67,735,120
Utilities 5.0%
Electric Utilities 2.6%
NextEra Energy, Inc.	77,768	4,970,153
Southern Co. (The)	595,354	42,710,696
Total		47,680,849
Multi-Utilities 2.4%
Ameren Corp.	220,811	16,331,182
Dominion Energy, Inc.	343,658	16,904,537
Sempra	171,352	12,308,214
Total		45,543,933
Total Utilities		93,224,782
Total Common Stocks (Cost $1,510,852,643)		1,853,283,288

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(b),(c)	11,667,614	11,665,280
Total Money Market Funds (Cost $11,665,049)		11,665,280
Total Investments in Securities (Cost: $1,522,517,692)		1,864,948,568
Other Assets & Liabilities, Net		929,776
Net Assets		1,865,878,344
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	24,438,517	48,047,680	(60,820,527)	(390)	11,665,280	117	223,483	11,667,614
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – T. Rowe Price Large Cap Value Fund  | First Quarter Report 2024

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